EARNING PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Numerator
Profit/ (Loss) for the period (basic EPS)	$ 143,535	$ 108,449	$ (6,225,727)	$ (4,483,185)
Profit/ (Loss) for the period (diluted EPS)	$ 143,535	$ 108,449	$ (6,225,727)	$ (4,483,185)
Denominator
Weighted average number of shares (basic EPS)	62,822,158	62,839,961	62,822,158	62,839,961
Weighted average number of shares (diluted EPS)	63,170,350	63,877,692	62,822,158	62,839,961
Basic profit/ (loss) attributable to ordinary equity holders of the parent	$ 0.0023	$ 0.0017	$ (0.0991)	$ (0.0713)
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	$ 0.0023	$ 0.0017	$ (0.0991)	$ (0.0713)